Offerings	Feb. 12, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	3,000,000
Proposed Maximum Offering Price per Unit	15
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531
Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 1,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191.38